THE ALGER FUND

         SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002, AS SUPPLEMENTED
                                OCTOBER 16, 2002

Effective November 13, 2002, the Alger LargeCap Growth Portfolio and Alger Capital Appreciation Portfolio have changed their performance benchmarks from the S&P500 Index to the Russell 1000 Growth Index and the Russell 3000 Growth Index, respectively. Alger Balanced Portfolio has changed one of its benchmarks from the S&P500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those in which the applicable Portfolio normally invests. Alger MidCap Growth Portfolio has selected an additional performance benchmark, the Russell MidCap Growth Index.

The following supplements the material on page 6 of the Prospectus that describes the benchmark indexes employed by the Fund:

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks considered to be representative of companies with greater than average growth orientation throughout the U.S. stock market in general.

o Russell MidCap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

For purposes of the Average Annual Total Return tables on pages 7 and 8 of the Prospectus, the applicable returns for these indexes were as follows:

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                                                                                                 Since Inception
                                                                                --------------------------------------------------
                                                1 Year   5 Years   10 Years      Class  A            Class B            Class C
                                                ------   -------   --------     -------------    ----------------    -------------
Russell 1000 Growth Index                      -20.42%    8.27%     10.80%      8.27%(1/1/97)    12.77% (11/11/86)    3.08%(8/1/97)
  (benchmark for Alger LargeCap Growth Portfolio)

                                                                                                 Since Inception
                                                                                --------------------------------------------------
                                                1 Year   5 Years   10 Years      Class  A            Class B            Class C
                                                ------   -------   --------     -------------    ----------------    -------------
Russell MidCap Growth Index                    -20.15%    9.02%       --        9.01%(1/1/97)    11.90%  (5/24/93)    5.58%(8/1/97)
  (additional benchmark for Alger MidCap Growth Portfolio)

                                                                                                 Since Inception
                                                                                --------------------------------------------------
                                                1 Year   5 Years   10 Years      Class  A            Class B            Class C
                                                ------   -------   --------     -------------    ----------------    -------------
Russell 3000 Growth Index                      -19.63%    7.72%       --        7.72%(1/1/97)    11.82%  (11/1/93)    2.83%(8/1/97)
  (benchmark for Alger Capital Appreciation Portfolio)

                                                                                                 Since Inception
                                                                                --------------------------------------------------
                                                1 Year   5 Years   10 Years      Class  A            Class B            Class C
                                                ------   -------   --------     -------------    ----------------    -------------
Russell 1000 Growth Index                      -20.42%    8.27%       --        8.27%(1/1/97)    11.70%  (6/1/92)     3.08%(8/1/97)
  (benchmark for Alger Balanced Portfolio)

The Date of this supplement is November 13, 2002.